Fair Value Measurements (Details 4) (Predecessor, VIE long-term debt issued by securitization and permanent financing trusts, at fair market value, USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Predecessor | VIE long-term debt issued by securitization and permanent financing trusts, at fair market value
Changes in liabilities
Balance at the beginning of the period	$ 3,229,591	$ 2,663,873	$ 2,663,873	$ 1,458,947
Total (gains) losses included in earnings / losses	23,769	157,998	222,634	100,952
Issuances	406,240	400,881	607,468	441,072
Interest accreted	(35,863)	(25,207)	(35,576)	(4,412)
Repayments	(185,876)	(169,693)	(228,808)	(174,789)
Transfers in and/or out of Level 3	0
Balance at the end of the period	3,437,861	3,027,852	3,229,591	2,663,873
Amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to long-term debt still held at the end of the period	$ 23,769	$ 157,998	$ 222,634	$ 100,952